Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	PFS FUNDS
Entity Central Index Key	0001103243
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Cargile Fund
Shareholder Report [Line Items]
Fund Name	Cargile Fund
Class Name	Cargile Fund
Trading Symbol	CFNDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cargile Fund ("Fund") for the period of July 1, 2024 to December 31, 2024
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cargilefund.com/literature. You can also request this information by contacting us at 1-888-204-1128.
Additional Information Phone Number	1-888-204-1128
Additional Information Website	https://www.cargilefund.com/literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Cargile Fund	$77	1.58%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.58%
Net Assets	$ 14,971,942
Holdings Count | shares	2
Investment Company, Portfolio Turnover	204.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$14,971,942
Number of Portfolio Holdings	2
Portfolio Turnover Rate (%)	204%

Holdings [Text Block]	What did the Fund invest in? Sectors (as % of net assets)